Taxation - Summary of Reconciliation of Income Tax (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation [Abstract]
Profit before income tax	¥ 6,045	¥ 4,373	¥ 3,632
Tax calculated at a tax rate of 25%	1,511	1,093	908
Effects of different tax rates applicable to different subsidiaries of the Group	(34)	(22)	29
Effects of tax holiday on assessable profit of certain subsidiaries			(34)
Effects of preferential tax rate on assessable profit of certain subsidiaries	(888)	(764)	(664)
Expense not deductible for tax purposes	187	222	191
Income not subject to tax	(1)		(3)
Unrecognized deferred income tax assets	32	44	27
Utilization of previously unrecognized tax assets	(45)	(33)	(38)
Withholding tax on earnings expected to be remitted by subsidiaries	75
Others	(12)	(6)	1
Total income tax expense	¥ 825	¥ 534	¥ 417